5.Intangible Assets:	3 Months Ended
Aug. 31, 2011
Goodwill and Intangible Assets Disclosure [Text Block]
5.	Intangible Assets:

Intangible assets are comprised of the following:

	August 31,	May 31,
	2011	2010
Website development costs	$115,743	$113,718
Less: accumulated amortization	(52,509)	(50,560)
	$63,234	$63,158

Amortization is calculated over a straight-line basis using the economic life of the asset. Amortization expense for the quarter ended August 31, 2011 and 2010 was $2,025 and $2,001 respectively.